Note 2 - Investments	12 Months Ended
Dec. 31, 2014
Investments Disclosure [Abstract]
Investments Disclosure [Text Block]

NOTE 2 - Investments

The Company limits credit risk by investing primarily in investment grade securities and by diversifying its investment portfolio among government and corporate bonds and mortgage loans. The Company manages its fixed income portfolio to diversify between and within industry sectors. Investments in available-for-sale securities at December 31 are summarized as follows:

2014	Amortized	Gross Unrealized	Gross Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
U.S. government obligations	$28,063,178	$820,997	$16,164	$28,868,011
States and political subdivisions	38,021,271	5,985,975	-	44,007,246
Corporate	224,299,411	15,669,733	930,632	239,038,512
Foreign	63,792,040	2,934,542	751,369	65,975,213
Asset-backed securities	1,432,996	33,501	-	1,466,497
Mortgage-backed securities (MBS):
Commercial MBS	7,869,355	266,831	-	8,136,186
Residential MBS	40,118,010	2,507,809	6	42,625,813
Total fixed maturity securities	403,596,261	28,219,388	1,698,171	430,117,478
Equity securities:
U.S. agencies	707,900	-	-	707,900
Mutual funds	318,284	40,038	-	358,322
Corporate common stock	5,305,252	1,157,718	123,373	6,339,597
Total equity securities	6,331,436	1,197,756	123,373	7,405,819
Total	$409,927,697	$29,417,144	$1,821,544	$437,523,297

2013	Amortized	Gross Unrealized	Gross Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
U.S. government obligations	$34,485,660	$793,701	$703,570	$34,575,791
States and political subdivisions	39,910,030	3,145,632	60,898	42,994,764
Corporate	217,659,449	12,535,411	2,251,886	227,942,974
Foreign	56,960,366	2,081,436	1,395,450	57,646,352
Asset-backed securities	2,677,953	109,417	-	2,787,370
Mortgage-backed securities (MBS):
Commercial MBS	4,252,765	160,955	-	4,413,720
Residential MBS	46,449,968	1,443,228	345,062	47,548,134
Total fixed maturity securities	402,396,191	20,269,780	4,756,866	417,909,105
Equity securities:
U.S. agencies	687,000	-	-	687,000
Mutual funds	318,283	1,356	-	319,639
Corporate common stock	4,883,078	422,880	494,264	4,811,694
Total equity securities	5,888,361	424,236	494,264	5,818,333
Total	$408,284,552	$20,694,016	$5,251,130	$423,727,438

The following table summarizes, for all securities in an unrealized loss position at December 31, 2014 and 2013, the estimated fair value, pre-tax gross unrealized loss and number of securities by length of time that those securities have been continuously in an unrealized loss position.

	December 31, 2014			December 31, 2013
		Gross	Number		Gross	Number
	Estimated	Unrealized	of	Estimated	Unrealized	of
	Fair Value	Loss	Securities	Fair Value	Loss	Securities
Fixed Maturities:
Less than 12 months:
U.S. government obligations	$-	$-	-	$17,401,555	$703,570	3
States and political subdivisions	-	-	-	1,239,103	60,898	2
Corporate	12,473,068	508,818	7	56,249,758	2,076,123	37
Foreign	10,374,173	310,267	7	26,858,417	1,395,450	15
Residential MBS	16,862	6	1	18,187,588	345,062	4
Greater than 12 months:
U.S. government obligations	7,736,774	16,164	1	-	-	-
Corporate	3,828,887	421,814	3	1,072,341	175,763	1
Foreign	4,724,455	441,102	2	-	-	-
Total fixed maturities	39,154,219	1,698,171	21	121,008,762	4,756,866	62

Equities:
Less than 12 months:
Corporate common stock	527,614	103,438	4	2,806,072	494,264	24
Greater than 12 months:
Corporate common stock	525,865	19,935	4	-	-	-
Total equities	1,053,479	123,373	8	2,806,072	494,264	24

Total	$40,207,698	$1,821,544	29	$123,814,834	$5,251,130	86

As of December 31, 2014, all of the above fixed maturity securities had a fair value to cost ratio equal to or greater than 86% and the equity securities noted above had a fair value to cost ratio of over 78%. As of December 31, 2013, all of the above fixed maturity securities had a fair value to cost ratio equal to or greater than 84% and all of our equity securities had a fair value to cost ratio equal to or greater than 70%.

The Company’s decision to record an impairment loss is primarily based on whether the security’s fair value is likely to remain significantly below its book value in light of all the factors considered. Factors that are considered include the length of time the security’s fair value has been below its carrying amount, the severity of the decline in value, the credit worthiness of the issuer, and the coupon and/or dividend payment history of the issuer. The Company also assesses whether it intends to sell or whether it is more likely than not that it may be required to sell the security prior to its recovery in value. For any fixed maturity securities that are other-than-temporarily impaired, the Company determines the portion of the other-than-temporary impairment that is credit-related and the portion that is related to other factors. The credit-related portion is the difference between the expected future cash flows and the amortized cost basis of the fixed maturity security, and that difference is charged to earnings. The non-credit-related portion representing the remaining difference to fair value is recognized in other comprehensive income (loss). Only in the case of a credit-related impairment where management has the intent to sell the security, or it is more likely than not that it will be required to sell the security before recovery of its cost basis, is a fixed maturity security adjusted to fair value and the resulting losses recognized in realized gains/losses in the consolidated statements of income. Any other-than-temporary impairments on equity securities are recorded in the consolidated statements of income in the periods incurred as the difference between fair value and cost. Based on our review, the Company experienced no other-than-temporary impairments during the years ended December 31, 2014 or 2013.

Management believes that the Company will fully recover its cost basis in the securities held at December 31, 2014, and management does not have the intent to sell nor is it more likely than not that the Company will be required to sell such securities until they recover or mature. The temporary impairments shown herein are primarily the result of the current interest rate environment rather than credit factors that would imply other-than-temporary impairment.

Net unrealized gains for investments classified as available-for-sale are presented below, net of the effect on deferred income taxes and deferred acquisition costs assuming that the appreciation had been realized.

	December 31
	2014	2013
Net unrealized appreciation on available-for sale securities	$27,595,600	$15,442,886
Adjustment to deferred acquisition costs	(711,650)	(418,419)
Deferred income taxes	(9,140,543)	(5,108,319)
Net unrealized appreciation on available-for sale securities	$17,743,407	$9,916,148

The amortized cost and fair value of debt securities at December 31, 2014, by contractual maturity, are presented below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-Sale
	Amortized	Fair
	Cost	Value
Due in one year or less	$8,968,681	$9,162,988
Due after one year through five years	75,338,168	82,333,643
Due after five years through ten years	189,328,076	198,251,026
Due after ten years	56,143,960	63,199,501
Due at multiple maturity dates	73,817,376	77,170,320
Total	$403,596,261	$430,117,478

Proceeds for the years ended December 31, 2014 and 2013 from sales and maturities of investments in available-for-sale securities, as well as gross gains and gross losses realized, are presented below.

	2014	2013
Proceeds from sales and maturities	$46,446,460	$94,899,207
Gross realized gains	974,260	2,613,961
Gross realized losses	(263,628)	(114,450)

Presented below is investment information, including the accumulated and annual change in net unrealized investment gains or losses. Additionally, the table shows the annual change in net unrealized investment gains (losses) and the amount of realized investment gains (losses) on debt and equity securities for the years ended December 31, 2014 and 2013.

	2014	2013
Change in unrealized investment gains (losses):
Available-for-sale:
Fixed maturities	$11,008,303	$(28,440,122)
Equity securities	1,144,411	(339,614)
Realized investment gains (losses):
Available-for-sale:
Fixed maturities	$682,604	$2,505,340
Equity securities	28,028	(5,829)

In addition to the realized investment gains and losses above, the Company also experienced a realized loss of $14,006 during the year ended December 31, 2013 relative to the demolition of a building owned by the Company.

During the third quarter of 2013, the Company initiated a program to strategically sell certain fixed maturities to generate realized gains within the investment portfolio. This program was completed prior to December 31, 2013 and led to the increase in realized investment gains shown above for 2013.

The Company is required to hold assets on deposit for the benefit of policyholders in accordance with statutory rules and regulations. At December 31, 2014 and 2013, these required deposits had a total fair value of $23,951,372 and $25,209,390, respectively.

The Company also engages in commercial and residential mortgage lending. As of December 31, 2014, investments in commercial and residential properties comprised 41.9% and 58.1%, respectively, of the Company’s mortgage portfolio. At December 31, 2013, investments in commercial and residential properties comprised 79.6% and 20.4%, respectively, of the Company’s mortgage portfolio.

All commercial mortgage loans are either originated in-house or through two mortgage brokers, are secured by first mortgages on the real estate and generally carry personal guarantees by the borrowers. Loan-to-value ratios of 80% or less and debt service coverage from existing cash flows of 115% or higher are generally required. We minimize credit risk in our mortgage loan portfolio through various methods, including stringently underwriting the loan request, maintaining small average loan balances, and reviewing larger mortgage loans on an annual basis.

During 2013, the Company began evaluating and purchasing residential mortgage loans through the secondary market. Each mortgage loan opportunity is reviewed individually, considering both the value of the underlying property and the credit worthiness of the borrower. We are utilizing a third party servicer to administer these loans. We purchased residential mortgages through the secondary market totaling approximately $14,010,000 and $2,116,000 during 2014 and 2013, respectively.

As of December 31, 2014 and 2013, there were no non-performing loans, loans on nonaccrual status, loans 90 days past due or more, loans in process of foreclosure, or restructured loans. The Company experienced no mortgage loan defaults during 2014 or 2013.

The Company’s investments in mortgage loans, by state, are as follows:

	December 31
	2014	2013
Florida	$6,047,236	$2,622,740
California	4,806,451	942,036
Kentucky	3,492,854	3,740,272
Illinois	3,392,446	540,634
Georgia	3,123,530	2,339,300
Texas	2,290,700	2,432,643
Ohio	1,805,093	1,599,450
Tennessee	1,054,671	1,203,184
Arizona	927,600	506,134
West Virginia	440,725	467,480
North Carolina	359,308	589,779
Missouri	267,996	-
New Jersey	252,612	258,239
South Carolina	248,815	250,826
Massachusetts	239,399	283,341
Colorado	225,772	230,782
Idaho	174,433	188,882
Kansas	136,442	-
Indiana	95,434	10,935
Utah	77,919	-
Alabama	-	395,065
Total	$29,459,436	$18,601,722

At December 31, 2014, the Company held various real estate investments for the production of income totaling $1,123,089, which is reported net of accumulated depreciation of $561,459. At December 31, 2013, the Company’s real estate investments totaled $1,111,679, net of accumulated depreciation of $536,565.

The Company owns certain investments in state-guaranteed receivables. These investments represent an assignment of the future rights to cash flows from lottery winners purchased at a discounted price. Payments on these investments are made by state run lotteries and guaranteed by the states. At December 31, 2014, the amortized cost and estimated fair value of state-guaranteed receivables, by contractual maturity, are summarized as follows:

	State-Guaranteed Receivables
	Amortized	Fair
	Cost	Value
Due in one year or less	$746,216	$754,778
Due after one year through five years	2,500,881	2,739,016
Due after five years through ten years	3,040,771	3,837,237
Due after ten years	1,629,511	2,387,975
Total	$7,917,379	$9,719,006

The outstanding balance of state-guaranteed receivables, by state, as of December 31, 2014 and 2013 is summarized as follows:

	December 31
	2014	2013
New York	$3,694,805	$3,880,368
Massachusetts	1,969,570	1,927,350
Georgia	1,467,774	1,500,719
Pennsylvania	299,851	284,756
Texas	227,649	212,447
California	188,131	195,593
Ohio	69,599	83,874
Total	$7,917,379	$8,085,107

Prior to the third quarter of 2013, the Company owned a $3,000,000 position in a Morgan Stanley market-indexed note, which paid 1% interest annually and matured in six years from the issue date. At maturity, the Company would have participated at 110% of any increase in the Dow Jones Industrial Average since the purchase date, but was guaranteed against market-related downside risk. Accordingly, a portion of the investment was classified as a derivative and bifurcated for reporting purposes. The derivative portion, having a cost basis of $645,000 calculated at 21.5% of the total value of the purchase price of the note, was reported as an investment in derivative on the balance sheet. The remaining non-derivative portion of the note was reported within fixed maturities on the balance sheet. This derivative was marked-to-market through the income statement, with the change in value reported as a component of investment income on the income statement. This investment was sold during the third quarter of 2013 for $3,918,083, generating a realized gain of $918,083. Additionally, there was an increase in current year investment income associated with the removal of the mark-to-market adjustment, as shown below.

Major categories of net investment income are summarized as follows:

	2014	2013
Fixed maturities	$18,957,838	$19,254,558
Equity securities	270,306	169,784
Mortgage loans on real estate	1,497,721	1,109,776
Policy loans	478,712	478,750
State-guaranteed receivables	557,812	568,978
Gain on investment in derivative	-	2,400
Other	232,606	229,825
Gross investment income	21,994,995	21,814,071
Investment expenses	832,260	1,152,929
Net investment income	$21,162,735	$20,661,142